American Funds Multi-Sector Income FundSM
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 94.54% Corporate bonds & notes 67.26% Health care 8.26%	Principal amount (000)	Value (000)
AbbVie Inc. 4.45% 2046	$ 95	$ 89
AstraZeneca PLC 3.375% 2025	110	111
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2026[1,2,3]	50	50
Bayer US Finance II LLC 4.25% 2025[4]	200	202
Bayer US Finance II LLC 4.375% 2028[4]	200	199
Becton, Dickinson and Co. 3.70% 2027	50	50
Boston Scientific Corp. 3.75% 2026	95	97
Boston Scientific Corp. 4.70% 2049	5	5
Charles River Laboratories International, Inc. 5.50% 2026[4]	45	47
Cigna Corp. 4.375% 2028[4]	150	156
Cigna Corp. 4.80% 2038[4]	60	62
Cigna Corp. 4.90% 2048[4]	75	78
CVS Health Corp. 4.30% 2028	50	51
CVS Health Corp. 4.78% 2038	80	79
Eagle Holding Co. II LLC 7.625% 2022[4,5]	25	25
EMD Finance LLC 3.25% 2025[4]	135	133
Endo International PLC 5.75% 2022[4]	50	48
HCA Inc. 5.875% 2023	75	80
HCA Inc. 5.375% 2026	75	79
inVentiv Health, Inc. 7.50% 2024[4]	50	53
Jaguar Holding Co. 6.375% 2023[4]	60	61
Kinetic Concepts, Inc. 12.50% 2021[4]	140	152
Merck & Co., Inc. 3.40% 2029	30	31
Molina Healthcare, Inc. 5.375% 2022	100	104
NVA Holdings Inc. 6.875% 2026[4]	150	149
Par Pharmaceutical Companies Inc. 7.50% 2027[4]	30	30
PAREXEL International Corp. 6.375% 2025[4]	100	98
Pfizer Inc. 3.45% 2029	140	144
Pfizer Inc. 4.00% 2049	25	26
Prestige Brands International Inc. 6.375% 2024[4]	30	31
Quintiles Transnational Corp. 4.875% 2023[4]	80	82
Sterigenics-Nordion Holdings, LLC 6.50% 2023[4]	35	35
Surgery Center Holdings 10.00% 2027[4]	35	36
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[4]	280	304
Tenet Healthcare Corp. 4.50% 2021	25	26
Tenet Healthcare Corp. 6.75% 2023	65	67
Tenet Healthcare Corp. 4.625% 2024	50	50
Teva Pharmaceutical Finance Co. BV 3.15% 2026	475	389
Teva Pharmaceutical Finance Co. BV 6.75% 2028	200	202
UnitedHealth Group Inc. 4.45% 2048	15	16
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	105	104
Valeant Pharmaceuticals International, Inc. 9.00% 2025[4]	100	109
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	75	82
American Funds Multi-Sector Income Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	$ 75	$ 80
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.481% 2025[1,2,3]	50	50
		4,152
Energy 7.62%
Ascent Resources-Utica LLC 7.00% 2026[4]	50	48
Baker Hughes, a GE Co. 3.337% 2027	35	34
Berry Petroleum Corp. 7.00% 2026[4]	30	30
Blackstone CQP Holdco LP 6.50% 2021[4,6]	175	175
BP Capital Markets PLC 4.234% 2028	135	145
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.246% 2022[1,2,3]	35	34
Cenovus Energy Inc. 3.80% 2023	30	30
Cenovus Energy Inc. 4.25% 2027	135	133
Cenovus Energy Inc. 5.40% 2047	65	65
Cheniere Energy, Inc. 7.00% 2024	100	113
Chesapeake Energy Corp. 8.00% 2025	30	31
Denbury Resources Inc. 9.00% 2021[4]	60	59
Diamond Offshore Drilling, Inc. 7.875% 2025	30	29
Enbridge Energy Partners, LP 7.375% 2045	50	70
Enbridge Inc. 3.70% 2027	150	150
Energy Transfer Partners, LP 6.125% 2045	20	22
Energy Transfer Partners, LP 5.30% 2047	35	35
Energy Transfer Partners, LP 6.00% 2048	80	87
Energy Transfer Partners, LP 6.25% 2049	60	67
Ensco PLC 7.75% 2026	30	25
Equinor ASA 3.625% 2028	35	36
Matador Resources Co. 5.875% 2026	75	75
Nabors Industries Inc. 5.75% 2025	50	45
NGL Energy Partners LP 7.50% 2023	25	26
Oasis Petroleum Inc. 6.25% 2026[4]	35	33
Petrobras Global Finance Co. 6.125% 2022	80	85
Petrobras Global Finance Co. 5.75% 2029	200	199
Petróleos Mexicanos 3.50% 2023	150	144
Petróleos Mexicanos 5.35% 2028	120	112
Petróleos Mexicanos 6.50% 2029	125	124
QEP Resources, Inc. 5.625% 2026	220	200
Range Resources Corp. 5.00% 2023	75	74
Range Resources Corp. 4.875% 2025	150	140
Sanchez Energy Corp. 7.25% 2023[4]	30	24
Seven Generations Energy Ltd. 5.375% 2025[4]	50	49
SM Energy Co. 6.125% 2022	60	60
SM Energy Co. 6.625% 2027	175	167
Southwestern Energy Co. 7.50% 2026	50	51
Sunoco LP 4.875% 2023	45	46
Sunoco LP 6.00% 2027[4]	40	40
Targa Resources Partners LP 6.50% 2027[4]	35	38
Targa Resources Partners LP 6.875% 2029[4]	35	38
Total Capital International 3.455% 2029	75	77
TransCanada PipeLines Ltd. 4.25% 2028	75	78
Transocean Guardian Ltd. 5.875% 2024[2,4]	38	39
Transocean Inc. 8.375% 2021[7]	80	85
Transocean Inc. 9.00% 2023[4]	50	53
Transocean Inc. 6.125% 2025[2,4]	38	38
American Funds Multi-Sector Income Fund — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Poseidon Ltd. 6.875% 2027[2,4]	$ 40	$ 42
USA Compression Partners, LP 6.875% 2027[4]	25	25
Whiting Petroleum Corp. 6.625% 2026	205	202
		3,827
Communication services 7.35%
Altice NV, First Lien, 7.75% 2022[4]	200	200
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[3]	185	184
AT&T Inc. 4.35% 2029	165	169
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	100	103
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	100	99
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	200	198
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	100	105
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[4]	100	106
Comcast Corp. 4.60% 2038	30	32
Comcast Corp. 4.00% 2048	45	44
Fox Corp. 4.709% 2029[4]	60	64
Fox Corp. 5.576% 2049[4]	15	17
Frontier Communications Corp. 10.50% 2022	175	134
Frontier Communications Corp. 8.50% 2026[4]	150	140
Frontier Communications Corp. 8.00% 2027[4]	50	52
Gray Television, Inc. 7.00% 2027[4]	40	43
Inmarsat PLC 4.875% 2022[4]	125	127
Intelsat Jackson Holding Co. 5.50% 2023	115	103
Intelsat Jackson Holding Co. 8.50% 2024[4]	45	44
Live Nation Entertainment, Inc. 4.875% 2024[4]	50	50
Live Nation Entertainment, Inc. 5.625% 2026[4]	35	36
MDC Partners Inc. 6.50% 2024[4]	235	196
Meredith Corp. 6.875% 2026	175	185
Sirius XM Radio Inc. 4.625% 2023[4]	75	76
Sprint Corp. 7.25% 2021	225	237
Sprint Corp. 6.875% 2028	175	169
T-Mobile US, Inc. 4.00% 2022	50	51
T-Mobile US, Inc. 6.375% 2025	25	26
Univision Communications Inc. 5.125% 2023[4]	100	95
Univision Communications Inc. 5.125% 2025[4]	100	94
Verizon Communications Inc. 4.016% 2029[4]	130	135
Vodafone Group PLC 3.75% 2024	85	86
Vodafone Group PLC 4.375% 2028	85	87
Vodafone Group PLC 5.25% 2048	75	75
Warner Music Group 5.00% 2023[4]	75	77
Warner Music Group 5.50% 2026[4]	50	51
		3,690
Financials 7.23%
ACE INA Holdings Inc. 3.15% 2025	20	20
Alliant Holdings Intermediate LLC 8.25% 2023[4]	40	41
Ally Financial Inc. 8.00% 2031	70	87
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[7]	115	116
Bank of America Corp. 3.974% 2030	35	36
CIT Group Inc. 4.125% 2021	50	51
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[7]	150	153
Compass Diversified Holdings 8.00% 2026[4]	75	78
Danske Bank AS 3.875% 2023[4]	300	295
American Funds Multi-Sector Income Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
FS Energy and Power Fund 7.50% 2023[4]	$230	$ 236
Goldman Sachs Group, Inc. 2.55% 2019	125	125
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[7]	200	205
HSBC Holdings PLC 3.803% 2025[7]	200	203
HUB International Ltd. 7.00% 2026[4]	150	149
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[7]	300	321
Marsh & McLennan Companies, Inc. 4.375% 2029	95	101
Metropolitan Life Global Funding I 2.40% 2021[4]	150	149
Mitsubishi UFJ Financial Group, Inc. 3.407% 2024	110	112
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[7]	260	275
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	40	42
Prudential Financial, Inc. 4.35% 2050	35	36
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.629% 2025[1,2,3]	80	79
Toronto-Dominion Bank 3.25% 2024	135	137
Travelers Companies, Inc. 4.10% 2049	60	62
UniCredit SpA 4.625% 2027[4]	250	245
Wells Fargo & Co. 3.75% 2024	270	278
		3,632
Materials 6.61%
AK Steel Holding Corp. 7.50% 2023	50	52
Ardagh Packaging Finance 6.00% 2025[4]	200	200
Axalta Coating Systems LLC 4.875% 2024[4]	150	151
Ball Corp. 5.00% 2022	70	73
BWAY Parent Co. Inc. 5.50% 2024[4]	75	75
Cleveland-Cliffs Inc. 4.875% 2024[4]	40	40
Cleveland-Cliffs Inc. 5.75% 2025	40	38
Dow Chemical Co. 4.80% 2028[4]	130	140
DowDuPont Inc. 4.725% 2028	45	49
DowDuPont Inc. 5.419% 2048	25	28
First Quantum Minerals Ltd. 7.50% 2025[4]	520	502
Freeport-McMoRan Inc. 3.55% 2022	85	84
FXI Holdings, Inc. 7.875% 2024[4]	275	256
Greif, Inc. 6.50% 2027[4]	25	26
H.I.G. Capital, LLC 6.75% 2024[4]	30	28
Hexion Inc. 10.00% 2020	90	76
Hexion Inc. 10.375% 2022[4]	95	80
INEOS Group Holdings SA 5.625% 2024[4]	200	200
LSB Industries, Inc. 9.625% 2023[4]	145	151
Neon Holdings, Inc. 10.125% 2026[4]	55	56
Owens-Illinois, Inc. 5.875% 2023[4]	120	126
Platform Specialty Products Corp. 5.875% 2025[4]	35	35
Reynolds Group Inc. 7.00% 2024[4]	75	77
Sealed Air Corp. 5.25% 2023[4]	25	26
Sherwin-Williams Co. 3.45% 2027	165	162
Sherwin-Williams Co. 4.50% 2047	30	30
Starfruit US Holdco LLC 8.00% 2026[4]	150	152
Summit Materials, Inc. 6.125% 2023	20	21
Summit Materials, Inc. 6.50% 2027[4]	50	51
Tronox Ltd. 5.75% 2025[4]	105	98
Tronox Ltd. 6.50% 2026[4]	190	182
Venator Materials Corp. 5.75% 2025[4]	65	57
		3,322
American Funds Multi-Sector Income Fund — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials 6.51%	Principal amount (000)	Value (000)
Allison Transmission Holdings, Inc. 5.00% 2024[4]	$ 50	$ 50
Allison Transmission Holdings, Inc. 5.875% 2029[4]	120	122
ARAMARK Corp. 5.125% 2024	75	77
Ashtead Group PLC 4.125% 2025[4]	200	197
Beacon Roofing Supply, Inc. 4.875% 2025[4]	220	210
Builders FirstSource, Inc. 5.625% 2024[4]	190	188
CD&R Waterworks Merger Sub, LLC 6.125% 2025[4]	65	64
CSX Corp. 4.25% 2029	155	165
CSX Corp. 4.50% 2049	25	26
Dun & Bradstreet Corp. 6.875% 2026[4]	175	179
Dun & Bradstreet Corp. 10.25% 2027[4]	175	180
JELD-WEN Holding, Inc. 4.875% 2027[4]	75	71
KAR Auction Services, Inc. 5.125% 2025[4]	70	69
Kratos Defense & Security Solutions, Inc. 6.50% 2025[4]	225	238
LSC Communications, Inc. 8.75% 2023[4]	50	53
Pisces Parent LLC 8.00% 2026[4]	200	180
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.547% 2025[1,2,3,8]	150	144
PrimeSource Building Products Inc. 9.00% 2023[4]	225	225
Rexnord Corp. 4.875% 2025[4]	100	99
Sensata Technologies Holding BV 4.875% 2023[4]	25	26
TransDigm Inc. 6.25% 2026[4]	75	78
Union Pacific Corp. 4.30% 2049	130	135
United Parcel Service, Inc. 3.40% 2029	40	41
United Parcel Service, Inc. 4.25% 2049	20	21
United Rentals, Inc. 4.625% 2025	65	64
Virgin Australia Holdings Ltd. 7.875% 2021[4]	100	102
Westinghouse Air Brake Technologies Corp. 4.15% 2024	260	265
		3,269
Consumer discretionary 6.48%
Churchill Downs Inc. 4.75% 2028[4]	75	72
Cirsa Gaming Corp. SA 7.875% 2023[4]	300	311
General Motors Co. 5.20% 2045	75	67
General Motors Co. 5.95% 2049	35	34
General Motors Financial Co. 3.50% 2024	45	44
Goodyear Tire & Rubber Co. 5.125% 2023	40	40
Goodyear Tire & Rubber Co. 4.875% 2027	10	9
Hanesbrands Inc. 4.875% 2026[4]	125	124
Home Depot, Inc. 4.50% 2048	70	78
Levi Strauss & Co. 5.00% 2025	75	78
Merlin Entertainment 5.75% 2026[4]	200	207
MGM Resorts International 7.75% 2022	25	28
MGM Resorts International 6.00% 2023	85	90
MGM Resorts International 5.50% 2027	140	142
Panther BF Aggregator 2, LP 8.50% 2027[4]	80	80
Petsmart, Inc. 7.125% 2023[4]	150	112
Petsmart, Inc. 5.875% 2025[4]	75	63
Petsmart, Inc. 8.875% 2025[4]	150	113
Sands China Ltd. 4.60% 2023	200	207
Scientific Games Corp. 8.25% 2026[4]	50	51
Six Flags Entertainment Corp. 4.875% 2024[4]	150	148
Sotheby’s 4.875% 2025[4]	150	146
Starbucks Corp. 3.80% 2025	135	139
Toyota Motor Credit Corp. 2.70% 2023	85	85
American Funds Multi-Sector Income Fund — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Uber Technologies, Inc. 8.00% 2026[4]	$260	$ 278
Volkswagen Group of America Finance, LLC 4.75% 2028[4]	200	202
William Carter Co. 5.625% 2027[4]	40	42
Wyndham Worldwide Corp. 5.375% 2026[4]	50	51
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	75	74
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[4]	150	142
		3,257
Utilities 6.09%
AEP Transmission Co. LLC 4.25% 2048	20	21
AES Corp. 6.00% 2026	130	138
American Electric Power Co., Inc. 3.65% 2021	140	143
American Electric Power Co., Inc. 4.30% 2028	240	255
Calpine Corp. 5.375% 2023	25	25
Calpine Corp. 5.875% 2024[4]	75	77
CenterPoint Energy, Inc. 3.85% 2024	105	107
Consolidated Edison Co. of New York, Inc. 4.65% 2048	25	28
DTE Electric Co. 3.95% 2049	20	21
Dynegy Finance Inc. 7.625% 2024	75	79
Emera US Finance LP 4.75% 2046	35	36
Enel Finance International SA 4.25% 2023[4]	250	256
Entergy Corp. 2.95% 2026	65	63
FirstEnergy Corp. 3.90% 2027	85	86
Jersey Central Power & Light Co. 4.30% 2026[4]	50	52
Mississippi Power Co. 3.95% 2028	150	152
NextEra Energy Capital Holdings, Inc. 2.90% 2022	202	202
NextEra Energy Capital Holdings, Inc. 3.15% 2024	30	30
NextEra Energy, Inc. 3.50% 2029	20	20
NiSource Finance Corp. 2.65% 2022	10	10
NRG Energy, Inc. 7.25% 2026	35	39
Pacific Gas and Electric Co. 2.45% 2022[9]	60	54
Pacific Gas and Electric Co. 4.65% 2028[4,9]	125	116
Pacific Gas and Electric Co. 3.95% 2047	125	101
Public Service Co. of Colorado 4.10% 2048	55	58
SCANA Corp. 6.25% 2020	30	31
South Carolina Electric & Gas Co. 4.60% 2043	80	87
Southern California Edison Co. 3.50% 2023	100	100
Southern California Edison Co. 3.70% 2025	100	100
Southern California Edison Co. 4.20% 2029	45	46
Southern California Edison Co. 4.875% 2049	150	159
State Grid Overseas Investment Ltd. 3.50% 2027[4]	200	201
Talen Energy Corp. 9.50% 2022[4]	50	54
Tampa Electric Co. 4.45% 2049	20	21
Virginia Electric and Power Co. 4.60% 2048	60	66
Vistra Operations Co. LLC 5.50% 2026[4]	25	26
		3,060
Information technology 5.22%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 2025[1,2,3]	140	135
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.499% 2025[1,2,3]	25	25
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.78% 2021[1,2,3]	160	157
Broadcom Inc. 4.75% 2029[4]	920	916
Broadcom Ltd. 3.875% 2027	110	105
American Funds Multi-Sector Income Fund — Page 6 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Ltd. 3.50% 2028	$230	$ 212
Camelot Finance SA 7.875% 2024[4]	110	117
CommScope Finance LLC 8.25% 2027[4]	30	31
Dell Inc. 7.125% 2024[4]	25	26
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	105	107
Financial & Risk US Holdings, Inc. 8.25% 2026[4]	150	148
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[4]	60	66
Infor (US), Inc. 6.50% 2022	160	163
KLA-Tencor Corp. 5.00% 2049	55	58
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[1,2,3]	175	178
Solera Holdings, Inc. 10.50% 2024[4]	50	54
Tempo Acquisition LLC 6.75% 2025[4]	60	61
Unisys Corp. 10.75% 2022[4]	55	61
		2,620
Consumer staples 4.23%
Altria Group, Inc. 5.80% 2039	35	37
Altria Group, Inc. 5.95% 2049	245	263
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[4]	35	35
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[4]	90	91
Anheuser-Busch InBev NV 5.45% 2039	25	27
B&G Foods, Inc. 5.25% 2025	125	120
British American Tobacco PLC 3.222% 2024	105	103
British American Tobacco PLC 3.557% 2027	55	52
British American Tobacco PLC 4.39% 2037	15	14
British American Tobacco PLC 4.54% 2047	225	198
Conagra Brands, Inc. 4.85% 2028	45	47
Conagra Brands, Inc. 5.40% 2048	115	116
Constellation Brands, Inc. 2.65% 2022	50	50
Constellation Brands, Inc. 3.60% 2028	45	44
Cott Beverages Inc. 5.50% 2025[4]	50	51
Darling Ingredients Inc. 5.25% 2027[4]	125	127
Energizer Holdings, Inc. 7.75% 2027[4]	100	107
Energizer SpinCo Inc. 5.50% 2025[4]	25	25
First Quality Enterprises, Inc. 5.00% 2025[4]	120	117
Keurig Dr Pepper Inc. 4.057% 2023[4]	210	216
Keurig Dr Pepper Inc. 4.417% 2025[4]	20	21
Keurig Dr Pepper Inc. 4.597% 2028[4]	50	52
Keurig Dr Pepper Inc. 5.085% 2048[4]	70	72
Molson Coors Brewing Co. 4.20% 2046	20	18
Post Holdings, Inc. 5.00% 2026[4]	75	73
Prestige Brands International Inc. 5.375% 2021[4]	25	25
Spectrum Brands Inc. 6.125% 2024	25	25
		2,126
Real estate 1.66%
Alexandria Real Estate Equities, Inc. 3.80% 2026	35	36
Essex Portfolio LP 4.00% 2029	45	46
Howard Hughes Corp. 5.375% 2025[4]	150	150
Iron Mountain Inc. 5.75% 2024	100	101
Iron Mountain Inc. 5.25% 2028[4]	150	146
Medical Properties Trust, Inc. 5.00% 2027	50	51
Realogy Corp. 4.875% 2023[4]	30	28
American Funds Multi-Sector Income Fund — Page 7 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Realogy Corp. 9.375% 2027[4]	$170	$ 175
SBA Communications Corp. 4.00% 2022	100	101
		834
Total corporate bonds & notes		33,789
Mortgage-backed obligations 11.81% Commercial mortgage-backed securities 8.47%
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class D, 5.219% 2046[2,3,4]	250	257
Citigroup Commercial Mortgage Trust, Series 2014-CG21, Class AS, 4.026% 2047[2]	110	113
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class B, 4.805% 2047[2,3]	230	244
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.143% 2048[2,3]	300	302
Commercial Mortgage Trust, Series 2013-LC6, Class D, 4.264% 2046[2,3,4]	113	114
Commercial Mortgage Trust, Series 2013-CR10, Class D, 4.793% 2046[2,3,4]	200	199
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[2,3]	100	102
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.713% 2047[2,3]	300	311
Commercial Mortgage Trust, Series 2015-CR25, Class C, 4.544% 2048[2,3]	300	305
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.638% 2044[2,3,4]	300	312
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class B, 4.74% 2045[2]	350	362
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.75% 2046[2,3,4]	300	302
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.617% 2048[2,3]	150	155
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.116% 2046[2,3]	100	101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.365% 2046[2,3]	40	42
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[2,3]	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 2048[2,3]	100	103
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[2,3]	20	21
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.21% 2045[2,3]	240	241
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[2]	40	41
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.822% 2045[2,3]	300	303
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[2,3]	215	218
		4,253
Collateralized mortgage-backed obligations (privately originated) 2.64%
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[2,3,4]	300	301
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,3,4]	200	212
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,8]	510	514
Homeward Opportunities Fund Trust, Series 2019-01, Class A3, 3.606% 2059[2,3,4]	300	300
		1,327
Federal agency mortgage-backed obligations 0.70%
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[2]	68	70
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[2]	275	283
		353
Total mortgage-backed obligations		5,933
Bonds & notes of governments & government agencies outside the U.S. 11.61%
Argentine Republic 5.625% 2022	300	259
Argentine Republic 6.875% 2027	200	162
Bahrain (Kingdom of) 6.125% 2022	250	260
Cameroon (Republic of) 9.50% 2025[2]	200	213
Costa Rica (Republic of) 4.375% 2025	200	185
Dominican Republic 5.95% 2027	250	263
Egypt (Arab Republic of) 7.50% 2027	250	262
Ethiopia (Federal Democratic Republic of) 6.625% 2024	200	204
American Funds Multi-Sector Income Fund — Page 8 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Gabonese Republic 6.95% 2025	$ 200	$ 194
Ghana (Republic of) 8.125% 2032[2,4]	200	200
Greece (Hellenic Republic of) 3.75% 2028	€ 100	113
Kazakhstan (Republic of) 4.875% 2044	$ 200	214
Kenya (Republic of) 7.25% 2028	200	203
Oman (Sultanate of) 5.375% 2027[4]	200	187
Pakistan (Islamic Republic of) 8.25% 2024	200	214
Poland (Republic of) 3.25% 2026	250	254
Qatar (State of) 3.375% 2024[4]	200	202
Romania 3.50% 2034	€ 30	34
Romania 5.125% 2048	$ 100	100
Russian Federation 4.375% 2029	400	396
Saudi Arabia (Kingdom of) 4.375% 2029[4]	200	209
South Africa (Republic of) 5.875% 2030	200	205
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	280	277
Turkey (Republic of) 7.375% 2025	400	403
Ukraine Government 7.75% 2020	100	100
Ukraine Government 7.75% 2026	200	188
United Mexican States 4.50% 2029	200	207
United Mexican States 6.75% 2034	100	122
		5,830
Asset-backed obligations 3.66%
Avant Loans Funding Trust, Series 2018-B, Class B, 4.11% 2022[2,4]	400	404
CPS Auto Receivables Trust, Series 2016-C, Class D, 5.92% 2022[2,4]	100	103
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66% 2023[2,4]	300	301
Drivetime Auto Owner Trust, Series 2017-3A, Class E, 5.60% 2024[2,4]	300	310
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[2,4]	85	85
Exeter Automobile Receivables Trust, Series 2017-1A, Class D, 6.20% 2023[2,4]	360	374
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,3,4]	260	262
		1,839
Municipals 0.18% Illinois 0.18%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[2]	90	89
Total municipals		89
U.S. Treasury bonds & notes 0.02% U.S. Treasury 0.02%
U.S. Treasury 2.375% 2024	12	12
Total bonds, notes & other debt instruments (cost: $47,338,000)		47,492
Short-term securities 9.66% Money market investments 9.66%	Shares
Capital Group Central Cash Fund	48,563	4,855
Total short-term securities (cost: $4,856,000)		4,855
Total investment securities 104.20% (cost: $52,194,000)		52,347
Other assets less liabilities (4.20)%		(2,110)
Net assets 100.00%		$50,237
American Funds Multi-Sector Income Fund — Page 9 of 13

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 3/31/2019[11] (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	100	July 2019	$20,000	$ 21,309	$ (1)
5 Year U.S. Treasury Note Futures	Long	2	July 2019	200	232	— [12]
10 Year U.S. Treasury Note Futures	Long	6	June 2019	600	745	1
10 Year Ultra U.S. Treasury Note Futures	Short	76	June 2019	(7,600)	(10,091)	(9)
20 Year U.S. Treasury Bond Futures	Long	7	June 2019	700	1,048	6
30 Year Ultra U.S. Treasury Bond Futures	Long	4	June 2019	400	672	6
						$3
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD17	EUR15	Bank of America, N.A.	5/6/2019	$— [12]
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront receipts (000)	Unrealized appreciation at 3/31/2019 (000)
1.00%/Quarterly	CDX.NA.IG.32	6/20/2024	$10,750	$191	$163	$28
[1]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $852,000, which represented 1.70% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,954,000, which represented 43.70% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	Step bond; coupon rate may change at a later date.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $658,000, which represented 1.31% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/22/2019	$176	$175.35%
American Funds Multi-Sector Income Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information..
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $29,500,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $17,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $10,750,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Multi-Sector Income Fund — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$ 33,789	$ —	$ 33,789
Mortgage-backed obligations	—	5,933	—	5,933
Bonds & notes of governments & government agencies outside the U.S.	—	5,830	—	5,830
Asset-backed obligations	—	1,839	—	1,839
Municipals	—	89	—	89
U.S. Treasury bonds & notes	—	12	—	12
Short-term securities	4,855	—	—	4,855
Total	$4,855	$47,492	$—	$52,347
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 13	$ —	$ —	$ 13
Unrealized appreciation on open forward currency contracts	—	— †	—	— †
Unrealized appreciation on credit default swaps	—	28	—	28
Liabilities:
Unrealized depreciation on futures contracts	(10)	—	—	(10)
Total	$ 3	$28	$—	$31
*	Futures contract, forward currency contracts and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

American Funds Multi-Sector Income Fund — Page 12 of 13

unaudited
Key to abbreviations and symbols
EUR/€ = Euros
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-126-0519O-S74428	American Funds Multi-Sector Income Fund — Page 13 of 13